SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		3 Months Ended
		Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2026 CAD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		60,715	60,715	61,911	61,911
Fair Value of warrants | $		$ 329,101		$ 492,470
Range one [member]
IfrsStatementLineItems [Line Items]
Issue Date	[1]	Feb. 26, 2024
Exercise price | $ / shares	[1]	$ 4.4025
Number of Warrants Outstanding | shares	[1]	60,715	60,715	61,911	61,911
Fair Value of warrants | $	[1]	$ 329,101		$ 492,470
Range Two [Member]
IfrsStatementLineItems [Line Items]
Issue Date	[2]	Feb. 23, 2026
Exercise price | $ / shares	[2]		$ 0.00014
Number of Warrants Outstanding | shares	[2]
Fair Value of warrants | $	[2]

[1]	The warrants expire February 26, 2029.
[2]	These warrants were exercised during the quarter ended March 31, 2026